Income tax (Reconciliation of Statutory tax rate to Effective tax rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Amount
PRC Statutory tax rate	¥ (50,191)
Changes in valuation allowances	37,086
Return to provision adjustments	5,381
Withholding tax	3,534
Total provision for income taxes	¥ 9,907	$ 1,417	¥ 20,739	¥ 12,003
Tax Jurisdiction of Domicile [Extensible Enumeration]	China	China
Percent
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Non-deductible share-based compensation			(20.50%)	(11.92%)
Foreign tax effects/Statutory tax rate difference			(31.87%)	(4.79%)
Effect of preferential tax rate			(11.75%)	0.92%
Changes in valuation allowance			(2.78%)	(25.65%)
HK tax-free interest income			6.56%	3.51%
Research and development super deduction			13.04%	7.40%
Changes in valuation allowance and others	(18.50%)	(18.50%)
Return to provision adjustments	(2.70%)	(2.70%)
Withholding tax	(1.80%)	(1.80%)
Effective income tax rate	(4.90%)	(4.90%)	(22.30%)	(5.53%)
China
Amount
Others	¥ 22
Research and development super deduction	(10,177)
Nontaxable or nondeductible items	8,581
Effect of preferential tax benefit	¥ (10,740)
Percent
Others	0.20%	0.20%
Research and development super deduction	5.10%	5.10%
Non taxable or nondeductible items	(4.30%)	(4.30%)
Effect of preferential tax benefit	5.30%	5.30%
Hong Kong
Amount
Foreign tax effects/Statutory tax rate difference	¥ 2,757
Changes in valuation allowances	2,683
Nondeductible impairment loss of goodwill	3,036
Others	¥ (1,300)
Percent
Foreign tax effects/Statutory tax rate difference	(1.40%)	(1.40%)
Changes in valuation allowance	(1.30%)	(1.30%)
Nondeductible impairment loss of goodwill	(1.40%)	(1.40%)
Others	0.60%	0.60%
Singapore
Amount
Foreign tax effects/Statutory tax rate difference	¥ 4,938
Changes in valuation allowances	9,785
Others	¥ 714
Percent
Foreign tax effects/Statutory tax rate difference	(2.50%)	(2.50%)
Changes in valuation allowance	(4.90%)	(4.90%)
Others	(0.40%)	(0.40%)
Other Foreign Jurisdictions
Amount
Others	¥ 3,798
Percent
Others	(1.90%)	(1.90%)